Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
CASEE
On January 16, 2012, we completed the acquisition of the remaining equity interests in Ydon Holdings, Ltd. (CASEE), a mobile marketing and advertising exchange with operations based in Beijing, by acquiring all of the outstanding shares of CASEE which we did not previously own. We acquired this interest for an initial cash payment of $8.4 million and up to $20.3 million in contingent consideration. The transaction was accounted for using the purchase method of accounting. Transaction costs amounted to $0.9 million and were expensed as incurred.
Prior to the completion of the acquisition, we owned 33% of the outstanding shares and accounted for our investment in CASEE using the equity method. Upon completion of the acquisition, CASEE became our wholly-owned subsidiary. Immediately prior to the acquisition, we re-measured our interest in CASEE and recorded a gain of $6.0 million, which is included in other income (expense) in the consolidated statement of comprehensive loss. This fair value measurement was based on the per share consideration paid in the transaction, including the fair value of the contingent consideration, applied to the number of shares held by us immediately prior to closing.
The contingent consideration to be paid is based on CASEE's achievement of revenue and gross profit performance during the twelve months ended March 31, 2012 and 2013, with a maximum of $20.3 million. It is payable in two tranches, as soon as reasonably practical after the closing of the financial books for those periods, and may be paid in cash or up to 50% in our ordinary shares, at our discretion. We recorded the acquisition-date estimated fair value of the contingent payment of $6.4 million as a component of the consideration paid in exchange for the equity interests of CASEE. The acquisition-date fair value is measured at each quarter end based on the probability-adjusted present value of the consideration expected to be transferred. As of December 31, 2012 we have not paid any amount for contingent consideration as we are continuing to review whether all criteria required by the purchase agreement have been met. See disclosure of Level 3 fair value measurements in Note 6 for changes during the period.
Since the acquisition date through December 31, 2012, CASEE has generated revenue of $5.3 million and a net loss of $2.7 million, including acquisition related charges.
We acquired CASEE to support the expansion of our business in China. The acquisition is expected to significantly enhance our presence in China and increase the overall value of our platform to current and future customers. These factors contributed to establishing the purchase price, which resulted in the recognition of goodwill. The allocation of the total consideration of $22.8 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$1,456
Accounts receivable and other current assets	1,213
Property and equipment	97
Trade and other liabilities	(2,170)
Net assets acquired	596
Intangible assets acquired - customer relationships	390
Intangible assets acquired - trademark & trade name	2,490
Intangible assets acquired - developed technology	3,020
Goodwill	17,741
Deferred tax liability	(1,468)
Value of assets, net of deferred tax liabilities	$22,769
Purchase price:
Cash	$8,400
Contingent consideration (fair value)	6,360
Fair value of previously held interest	8,009
Total consideration	$22,769

The weighted average amortization period for total amortizable intangible assets acquired in connection with our acquisition of CASEE is 5.3 years. None of the goodwill is expected to be deductible for income tax purposes.
Mobile Interactive Group, Ltd.
On November 14, 2011, we completed the acquisition of Mobile Interactive Group Limited (MIG), the U.K.'s largest mobile marketing company, by acquiring all of the outstanding shares of MIG such that MIG became our wholly-owned subsidiary following the acquisition. In connection with the acquisition, we paid $25.2 million of cash and $5.1 million in initial consideration in our ordinary shares at closing. We owe $5.0 million in deferred consideration by April 2013, of which $2.5 million has been paid in December 2012. In addition, we will also pay a management bonus of $2.0 million in cash in April 2013. The transaction was accounted for using the purchase method of accounting. Transaction costs amounted to $0.9 million and were expensed as incurred.
Upon completion of the acquisition, we agreed to pay a contingent consideration based upon MIG achieving certain EBITDA targets during the period, up to a maximum of $26.0 million, with a portion payable in cash and a portion payable in Velti ordinary shares. We recorded the acquisition-date estimated fair value of the contingent consideration of $15.3 million as a component of the consideration paid in exchange for the equity interests of MIG. During the second quarter, we recorded $0.8 million in additional contingent consideration related to a working capital adjustment. The acquisition-date fair value is measured at each quarter end based on the probability-adjusted present value of the consideration expected to be transferred. In August 2012, we reached agreement with MIG to set the amount of the contingent payment at $26.0 million, payable $14.5 million in cash and $11.5 million in Velti ordinary shares in April 2013. The amount payable was determined based upon MIG's expected achievement of the contingent payment. Accordingly, we recorded a charge of $5.3 million during the third quarter of 2012. See disclosure of Level 3 fair value measurements in Note 6 for changes during the period.
We acquired MIG to, among other things, expand our business in the U.K., expand our product offering to include mobile commerce and mobile billing services in the 44 countries MIG services, and gain access to the more than 300 enterprise customers that use MIG's technology platform.
The allocation of the total consideration of $51.2 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$9,307
Accounts receivable and other current assets	40,076
Property and equipment	859
Trade and other liabilities	(48,389)
Net assets acquired	1,853
Intangible assets acquired - customer relationships	17,110
Intangible assets acquired - trademark & trade name	580
Intangible assets acquired - non-compete agreement	3,131
Intangible assets acquired - developed technology	$11,140
Goodwill	25,727
Deferred tax liability	$(8,310)
Value of assets, net of deferred tax liabilities	51,231
Purchase price:
Cash	$25,170
Deferred consideration	10,000
Contingent consideration	16,061
Total consideration	$51,231

The weighted average amortization period for total amortizable intangible assets acquired in connection with our acquisition of MIG is 4.9 years. None of the goodwill is expected to be deductible for income tax purposes.
Air2Web, Inc. Acquisition
On October 4, 2011, we completed the acquisition of Air2Web, Inc. (Air2Web), a provider of mobile customer relationship management (mCRM) solutions in the United States and India for many of the world's most trusted consumer brands. In connection with the acquisition, we paid $18.9 million in cash for all the outstanding common stock of Air2Web. At the closing of the acquisition, Air2Web paid off its outstanding long term debt, totaling approximately $1.2 million, with cash provided by us.
We acquired Air2Web to, among other things, expand our business in U.S. and India and provide improved access to carriers and verticals such as the financial services industry. Transaction costs amounted to $1.1 million and were expensed as incurred.
The allocation of the total consideration of $18.9 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$600
Accounts receivable and other current assets	5,947
Property and equipment	1,221
Trade and other liabilities	(5,273)
Net assets acquired	2,495
Intangible assets acquired - customer relationships	1,920
Intangible assets acquired - trademark & trade name	110
Intangible assets acquired - developed technology	4,180
Goodwill	10,193
Value of assets, net of deferred tax liabilities	$18,898
Purchase price:
Cash	$18,898

The weighted average amortization period for total amortizable intangible assets acquired in connection with the acquisition of Air2Web is 5.1 years. None of the goodwill is expected to be deductible for income tax purposes.
Mobclix, Inc. Acquisition
On September 30, 2010, we acquired Mobclix, Inc. (Mobclix) based in Palo Alto, CA. At closing, we paid $1.1 million in cash and issued 150,220 ordinary shares, to former Mobclix stockholders and creditors, with a fair value of $1.5 million. The fair value per share of £6.12 ($9.68) was based on the closing price of our ordinary shares as traded on AIM on the date of acquisition. We paid an additional $8.5 million of deferred consideration and an additional $0.7 million in employee bonuses in March 2011. The transaction was accounted for using the purchase method of accounting. Transaction costs amounted to $0.3 million and were expensed as incurred. After the acquisition, Mobclix became our wholly-owned subsidiary.
The agreement also provided for an amount payable on March 1, 2012 contingent upon the financial performance of Mobclix between January 1 and December 31, 2011. On May 1, 2011 we amended our agreement with Mobclix to change the terms of the contingent payment in order to facilitate our integration efforts. The terms of the amendment fixed the contingent payment at $18.1 million, payable in cash or shares at our discretion, which we paid entirely in shares in April 2012. We estimated the fair value of the amended contingent consideration using a present value factor based on the cost of capital and the timing of the payments, which resulted in recording an additional $6.1 million of acquisition related charges. As this became a fixed liability it is no longer considered a Level 3 fair value measurement as of December 31, 2011.
Other Acquisitions
During 2010, we acquired a privately-held company for $1.0 million in aggregate purchase consideration. We accounted for this transaction using the purchase method. Of the $1.0 million, we allocated $0.3 million to acquired intangible assets with useful life of 5 years and $0.7 million to goodwill. The goodwill balances are not deductible for tax purposes. This transaction was not material.
Unaudited Supplemental Pro Forma Financial Information
Unaudited supplemental pro forma financial information, prepared as though the acquisitions had been completed at the beginning of the immediately preceding fiscal year, is as follows:

	Year Ended December 31,
	2012	2011(1)	2010(2)
	(unaudited) (in thousands)
Revenue	$270,344	$223,430	$158,598
Net income (loss)	(61,174)	(24,644)	(32,484)
Net income (loss) attributable to Velti shareholders	(61,227)	(24,774)	(32,403)
Net income (loss) per share attributable to Velti:
Basic	(0.96)	$(0.44)	$(0.85)
Diluted	$(0.96)	$(0.44)	$(0.85)

(1)	Assumes the acquisition of CASEE on January 1, 2011.

(2)	Assumes the acquisition of Mobclix, MIG and Air2Web on January 1, 2010